Note 9 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading		€ 39,346	€ 39,908
Equity instruments held for trading		4,247	4,404
Debt instruments held for trading		33,999	24,367
Loans and advances held for trading		64,129	41,993
Loans and advances to central banks held for trading		2,165	1,632
Loans and advances to banks held for trading		48,189	25,231
Loans and advances to customers held for trading assets		13,775	15,130
Current financial assets at fair value through profit or loss, classified as held for trading		141,721	110,671
Disclosure of financial liabilities held for trading [Line Items]
Derivative financial liabilities held for trading		38,003	37,909
Short positions held for trading		17,107	13,487
Deposits financial liabilities held for trading		72,222	44,215
Deposits from central banks held for trading		8,656	3,950
Deposits from credit institutions held for trading		48,395	28,924
Customer deposits held for trading		15,170	11,341
Current financial liabilities at fair value through profit or loss, classified as held for trading		127,332	95,611
Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances to central banks held for trading		2,165	1,632
Loans and advances to banks held for trading	[1]	48,158	25,201
Loans and advances to customers held for trading assets		13,371	14,832
Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits from central banks held for trading		8,656	3,950
Deposits from credit institutions held for trading	[1]	47,970	28,573
Customer deposits held for trading		15,140	11,302
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		890	821
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	[2]	30,238	20,703
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,595	1,365
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		€ 1,275	€ 1,477

[1]	(2) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. compensated with the evolution of "Repurchase agreement" of BBVA, S.A
[2]	(1) The variation is mainly due to the increase in positions of the Public Treasury.